STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

March 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.4%
Automobiles & Components - 1.4%
American Axle & Manufacturing Holdings, Inc.	65,595	[a]	512,297
Dorman Products, Inc.	16,147	[a]	1,392,840
Gentherm, Inc.	18,960	[a]	1,145,563
LCI Industries	14,540	[b]	1,597,510
Patrick Industries, Inc.	12,309		846,982
Standard Motor Products, Inc.	10,961		404,571
Winnebago Industries, Inc.	17,433		1,005,884
XPEL, Inc.	11,191	[a,b]	760,428
			7,666,075
Banks - 9.3%
Ameris Bancorp	37,264		1,363,117
Atlantic Union Bankshares Corp.	42,707	[b]	1,496,880
Axos Financial, Inc.	30,478	[a]	1,125,248
Banc of California, Inc.	31,469		394,307
BancFirst Corp.	9,960		827,676
BankUnited, Inc.	43,336		978,527
Banner Corp.	19,621		1,066,794
Berkshire Hills Bancorp, Inc.	25,379		635,998
Brookline Bancorp, Inc.	50,354		528,717
Capitol Federal Financial, Inc.	72,639		488,860
Central Pacific Financial Corp.	15,595		279,151
City Holding Co.	8,478		770,481
Community Bank System, Inc.	30,736		1,613,333
Customers Bancorp, Inc.	17,845	[a]	330,489
CVB Financial Corp.	75,016		1,251,267
Dime Community Bancshares, Inc.	19,282		438,087
Eagle Bancorp, Inc.	17,999		602,427
FB Financial Corp.	20,159		626,542
First Bancorp	23,316		828,184
First Bancorp/Puerto Rico	104,350		1,191,677
First Commonwealth Financial Corp.	58,793		730,797
First Financial Bancorp	54,362		1,183,461
First Hawaiian, Inc.	72,835		1,502,586
Hanmi Financial Corp.	17,293		321,131
Heritage Financial Corp.	20,500		438,700
Hilltop Holdings, Inc.	26,243		778,630
HomeStreet, Inc.	9,862		177,417
Hope Bancorp, Inc.	68,464		672,316
Independent Bank Corp.	26,085		1,711,698

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Banks - 9.3% (continued)
Independent Bank Group, Inc.	20,321		941,878
Lakeland Financial Corp.	14,497		908,092
National Bank Holdings Corp., Cl. A	21,428		716,981
NBT Bancorp, Inc.	24,518		826,502
Northfield Bancorp, Inc.	23,517		277,030
Northwest Bancshares, Inc.	72,608		873,474
OFG Bancorp	27,194		678,218
Pacific Premier Bancorp, Inc.	54,948		1,319,851
Park National Corp.	8,278	[b]	981,522
Pathward Financial, Inc.	15,754		653,633
Preferred Bank	7,541		413,322
Provident Financial Services, Inc.	43,789		839,873
Renasant Corp.	32,069		980,670
S&T Bancorp, Inc.	22,327		702,184
Seacoast Banking Corp. of Florida	48,324		1,145,279
ServisFirst Bancshares, Inc.	27,925		1,525,543
Simmons First National Corp., Cl. A	72,934		1,275,616
Southside Bancshares, Inc.	17,172		570,110
Stellar Bancorp, Inc.	26,104	[b]	642,419
The Bancorp, Inc.	31,780	[a]	885,073
Tompkins Financial Corp.	7,263		480,883
Triumph Financial, Inc.	12,936	[a]	751,064
TrustCo Bank Corp.	10,885		347,667
Trustmark Corp.	34,825		860,177
United Community Banks, Inc.	66,361		1,866,071
Veritex Holdings, Inc.	31,060		567,156
Washington Federal, Inc.	37,393		1,126,277
Westamerica Bancorporation	15,327		678,986
WSFS Financial Corp.	35,228		1,324,925
			49,514,974
Capital Goods - 12.0%
3D Systems Corp.	75,059	[a]	804,632
AAON, Inc.	23,977		2,318,336
AAR Corp.	18,728	[a]	1,021,612
Aerojet Rocketdyne Holdings, Inc.	43,417	[a]	2,438,733
AeroVironment, Inc.	14,360	[a]	1,316,238
Alamo Group, Inc.	5,872		1,081,388
Albany International Corp., Cl. A	17,921		1,601,421
American Woodmark Corp.	9,530	[a]	496,227
Apogee Enterprises, Inc.	12,714		549,881
Applied Industrial Technologies, Inc.	22,125		3,144,626
Arcosa, Inc.	27,606		1,742,215
Astec Industries, Inc.	12,910		532,538
AZZ, Inc.	14,192		585,278

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Capital Goods - 12.0% (continued)
Barnes Group, Inc.	29,302		1,180,285
Boise Cascade Co.	22,522		1,424,516
CIRCOR International, Inc.	11,712	[a]	364,477
Comfort Systems USA, Inc.	20,510		2,993,640
DXP Enterprises, Inc.	8,832	[a]	237,757
Dycom Industries, Inc.	16,975	[a]	1,589,709
Encore Wire Corp.	10,466		1,939,664
Enerpac Tool Group Corp.	33,031	[a]	842,290
EnPro Industries, Inc.	11,877		1,233,902
ESCO Technologies, Inc.	14,726		1,405,597
Federal Signal Corp.	34,872		1,890,411
Franklin Electric Co., Inc.	22,208		2,089,773
Gibraltar Industries, Inc.	17,710	[a]	858,935
GMS, Inc.	23,778	[a]	1,376,508
Granite Construction, Inc.	25,320		1,040,146
Griffon Corp.	27,094		867,279
Hillenbrand, Inc.	39,630		1,883,614
Insteel Industries, Inc.	11,016		306,465
John Bean Technologies Corp.	18,194		1,988,422
Kaman Corp.	16,042		366,720
Kennametal, Inc.	46,652	[b]	1,286,662
Lindsay Corp.	6,279		948,945
Masterbrand, Inc.	73,318	[a]	589,477
Moog, Inc., Cl. A	16,603		1,672,752
Mueller Industries, Inc.	32,651		2,399,195
MYR Group, Inc.	9,481	[a]	1,194,701
National Presto Industries, Inc.	2,906		209,494
NOW, Inc.	63,028	[a]	702,762
PGT Innovations, Inc.	34,261	[a]	860,294
Powell Industries, Inc.	5,113		217,763
Proto Labs, Inc.	15,494	[a]	513,626
Quanex Building Products Corp.	19,295		415,421
Resideo Technologies, Inc.	83,306	[a]	1,522,834
SPX Technologies, Inc.	26,025	[a]	1,836,844
Standex International Corp.	6,815		834,429
Tennant Co.	10,620		727,789
The Greenbrier Companies, Inc.	18,741		602,898
Titan International, Inc.	28,770	[a]	301,510
Trinity Industries, Inc.	46,509	[b]	1,132,959
Triumph Group, Inc.	37,194	[a,b]	431,078
Veritiv Corp.	7,694		1,039,767
Wabash National Corp.	27,186		668,504
			63,622,939

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Commercial & Professional Services - 3.3%
ABM Industries, Inc.	38,098		1,712,124
Brady Corp., Cl. A	26,645		1,431,636
CoreCivic, Inc.	65,693	[a]	604,376
CSG Systems International, Inc.	17,180		922,566
Deluxe Corp.	25,525		408,400
Forrester Research, Inc.	6,484	[a]	209,757
Harsco Corp.	46,222	[a]	315,696
Healthcare Services Group, Inc.	42,370		587,672
Heidrick & Struggles International, Inc.	11,655		353,846
HNI Corp.	23,705		659,947
Interface, Inc.	33,810		274,537
KAR Auction Services, Inc.	62,178	[a]	850,595
Kelly Services, Inc., Cl. A	19,589	[b]	324,982
Korn Ferry	30,420		1,573,931
Liquidity Services, Inc.	13,815	[a]	181,944
Matthews International Corp., Cl. A	17,402		627,516
MillerKnoll, Inc.	43,216		883,767
NV5 Global, Inc.	7,108	[a]	739,019
Pitney Bowes, Inc.	94,727	[b]	368,488
Resources Connection, Inc.	18,248	[b]	311,311
The GEO Group, Inc.	70,863	[a]	559,109
TrueBlue, Inc.	18,432	[a]	328,090
TTEC Holdings, Inc.	11,055		411,578
UniFirst Corp.	8,712		1,535,316
Verra Mobility Corp.	79,563	[a]	1,346,206
Viad Corp.	12,284	[a]	255,999
			17,778,408
Consumer Discretionary Distribution - 4.7%
Abercrombie & Fitch Co., Cl. A	27,953	[a]	775,696
Academy Sports & Outdoors, Inc.	44,812		2,923,983
American Eagle Outfitters, Inc.	99,500		1,337,280
America's Car-Mart, Inc.	3,375	[a]	267,334
Asbury Automotive Group, Inc.	12,629	[a]	2,652,090
Big Lots, Inc.	17,392	[b]	190,616
Boot Barn Holdings, Inc.	17,216	[a]	1,319,434
Caleres, Inc.	20,359		440,365
Chico's FAS, Inc.	72,625	[a]	399,438
Designer Brands, Inc., Cl. A	29,861		260,985
Genesco, Inc.	6,887	[a]	253,993
Group 1 Automotive, Inc.	8,325		1,884,946
Guess?, Inc.	18,080		351,837
Haverty Furniture Cos., Inc.	7,422		236,836
Hibbett, Inc.	7,263		428,372
Leslie's, Inc.	84,886	[a]	934,595

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Consumer Discretionary Distribution - 4.7% (continued)
MarineMax, Inc.	12,426	[a]	357,248
Monro, Inc.	17,916		885,588
National Vision Holdings, Inc.	45,017	[a]	848,120
PetMed Express, Inc.	12,184	[b]	197,868
Sally Beauty Holdings, Inc.	61,262	[a]	954,462
Shoe Carnival, Inc.	9,529		244,419
Signet Jewelers Ltd.	26,141	[b]	2,033,247
Sleep Number Corp.	12,823	[a]	389,947
Sonic Automotive, Inc., Cl. A	9,533		518,023
The Aaron's Company, Inc.	18,636		180,024
The Buckle, Inc.	17,304		617,580
The Children's Place, Inc.	7,018	[a,b]	282,475
The ODP Corp.	23,019	[a]	1,035,395
Upbound Group, Inc.	28,632		701,770
Urban Outfitters, Inc.	34,187	[a]	947,664
Zumiez, Inc.	9,292	[a]	171,344
			25,022,974
Consumer Durables & Apparel - 4.3%
Cavco Industries, Inc.	4,666	[a]	1,482,575
Century Communities, Inc.	16,163		1,033,139
Ethan Allen Interiors, Inc.	13,016		357,419
G-III Apparel Group Ltd.	24,144	[a]	375,439
Green Brick Partners, Inc.	15,465	[a,b]	542,203
Hanesbrands, Inc.	201,605		1,060,442
Installed Building Products, Inc.	13,391		1,526,976
iRobot Corp.	15,536	[a,b]	677,991
Kontoor Brands, Inc.	28,181		1,363,679
La-Z-Boy, Inc.	24,601		715,397
LGI Homes, Inc.	11,704	[a]	1,334,607
M.D.C. Holdings, Inc.	33,494		1,301,912
M/I Homes, Inc.	15,648	[a]	987,232
Meritage Homes Corp.	21,000		2,451,960
Movado Group, Inc.	9,237		265,748
Oxford Industries, Inc.	8,454		892,658
Sonos, Inc.	73,483	[a,b]	1,441,736
Steven Madden Ltd.	42,302		1,522,872
Sturm Ruger & Co., Inc.	10,045		576,985
Tri Pointe Homes, Inc.	57,592	[a]	1,458,229
Vista Outdoor, Inc.	32,320	[a,b]	895,587
Wolverine World Wide, Inc.	44,973		766,790
			23,031,576
Consumer Services - 3.4%
Adtalem Global Education, Inc.	25,923	[a]	1,001,146
BJ's Restaurants, Inc.	13,774	[a]	401,374

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Consumer Services - 3.4% (continued)
Bloomin' Brands, Inc.	50,133		1,285,911
Brinker International, Inc.	25,160	[a]	956,080
Chuy's Holdings, Inc.	10,296	[a]	369,112
Cracker Barrel Old Country Store, Inc.	12,704	[b]	1,443,174
Dave & Buster's Entertainment, Inc.	23,974	[a]	882,003
Dine Brands Global, Inc.	8,951	[b]	605,446
El Pollo Loco Holdings, Inc.	11,421	[a]	109,527
Frontdoor, Inc.	46,523	[a]	1,297,061
Golden Entertainment, Inc.	12,537	[a]	545,485
Jack in the Box, Inc.	11,755		1,029,620
Mister Car Wash, Inc.	44,888	[a,b]	386,935
Monarch Casino & Resort, Inc.	7,581		562,131
Perdoceo Education Corp.	38,332	[a]	514,799
Ruth's Hospitality Group, Inc.	17,723		291,012
Sabre Corp.	187,568	[a,b]	804,667
Shake Shack, Inc., Cl. A	21,302	[a]	1,182,048
Six Flags Entertainment Corp.	42,290	[a,b]	1,129,566
Strategic Education, Inc.	12,878		1,156,831
Stride, Inc.	23,356	[a]	916,723
The Cheesecake Factory, Inc.	27,289	[b]	956,479
			17,827,130
Consumer Staples Distribution - .7%
PriceSmart, Inc.	14,365		1,026,810
SpartanNash Co.	20,139		499,447
The Andersons, Inc.	17,782		734,752
The Chefs' Warehouse, Inc.	19,433	[a]	661,694
United Natural Foods, Inc.	34,607	[a]	911,894
			3,834,597
Diversified Financials - .0%
Star Holdings	387	[a]	6,739
Energy - 4.5%
Archrock, Inc.	76,493		747,337
Bristow Group, Inc.	13,423	[a]	300,675
Callon Petroleum Co.	29,247	[a,b]	978,020
Civitas Resources, Inc.	29,902	[b]	2,043,503
Comstock Resources, Inc.	52,339	[b]	564,738
CONSOL Energy, Inc.	18,641		1,086,211
Core Laboratories NV	27,150		598,657
CVR Energy, Inc.	16,643		545,558
DMC Global, Inc.	10,657	[a]	234,134
Dorian LPG Ltd.	18,483		368,551
Dril-Quip, Inc.	19,286	[a]	553,315
Green Plains, Inc.	33,846	[a,b]	1,048,888
Helix Energy Solutions Group, Inc.	81,521	[a]	630,973

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Energy - 4.5% (continued)
Helmerich & Payne, Inc.	60,115		2,149,111
Nabors Industries Ltd.	5,138	[a]	626,374
Nextier Oilfield Solutions, Inc.	92,308	[a]	733,849
Northern Oil & Gas, Inc.	42,743	[b]	1,297,250
Oceaneering International, Inc.	57,258	[a]	1,009,459
Oil States International, Inc.	37,967	[a]	316,265
Par Pacific Holdings, Inc.	31,645	[a]	924,034
Patterson-UTI Energy, Inc.	123,854		1,449,092
ProPetro Holding Corp.	54,780	[a]	393,868
Ranger Oil Corp., Cl. A	10,938		446,708
REX American Resources Corp.	8,671	[a]	247,904
RPC, Inc.	48,369		371,958
SM Energy Co.	70,754		1,992,433
Talos Energy, Inc.	37,172	[a]	551,632
U.S. Silica Holdings, Inc.	43,286	[a]	516,835
Vital Energy, Inc.	9,476	[a]	431,537
World Fuel Services Corp.	35,348		903,141
			24,062,010
Equity Real Estate Investment - 6.3%
Acadia Realty Trust	54,577	[c]	761,349
Alexander & Baldwin, Inc.	41,643	[c]	787,469
American Assets Trust, Inc.	29,934	[c]	556,473
Armada Hoffler Properties, Inc.	38,855	[c]	458,878
Brandywine Realty Trust	98,903	[c]	467,811
CareTrust REIT, Inc.	57,463	[c]	1,125,126
Centerspace	8,591	[c]	469,326
Chatham Lodging Trust	27,382	[c]	287,237
Community Healthcare Trust, Inc.	13,419	[c]	491,135
DiamondRock Hospitality Co.	119,517	[c]	971,673
Easterly Government Properties, Inc.	52,913	[b,c]	727,025
Elme Communities	49,981	[c]	892,661
Essential Properties Realty Trust, Inc.	81,297	[c]	2,020,230
Four Corners Property Trust, Inc.	47,877	[b,c]	1,285,976
Getty Realty Corp.	24,607	[c]	886,590
Global Net Lease, Inc.	59,366	[c]	763,447
Hudson Pacific Properties, Inc.	75,445	[c]	501,709
Innovative Industrial Properties, Inc.	15,966	[b,c]	1,213,256
JBG SMITH Properties	57,652	[a,c]	868,239
LTC Properties, Inc.	23,514	[c]	826,047
LXP Industrial Trust	157,409	[c]	1,622,887
NexPoint Residential Trust, Inc.	13,022	[c]	568,671
Office Properties Income Trust	27,944	[c]	343,711
Orion Office REIT, Inc.	33,319	[c]	223,237
Outfront Media, Inc.	83,518	[c]	1,355,497

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Equity Real Estate Investment - 6.3% (continued)
Pebblebrook Hotel Trust	75,343	[c]	1,057,816
Retail Opportunity Investments Corp.	71,131	[c]	992,989
RPT Realty	48,718	[c]	463,308
Safehold, Inc.	22,212	[a,c]	652,370
Saul Centers, Inc.	7,678	[c]	299,442
Service Properties Trust	94,485	[c]	941,071
SITE Centers Corp.	104,857	[c]	1,287,644
SL Green Realty Corp.	36,923	[c]	868,429
Summit Hotel Properties, Inc.	61,441	[c]	430,087
Sunstone Hotel Investors, Inc.	120,080	[b,c]	1,186,390
Tanger Factory Outlet Centers, Inc.	59,513	[c]	1,168,240
Uniti Group, Inc.	135,749	[c]	481,909
Universal Health Realty Income Trust	7,290	[c]	350,722
Urban Edge Properties	67,037	[c]	1,009,577
Urstadt Biddle Properties, Inc., Cl. A	16,737	[c]	294,069
Veris Residential, Inc.	45,229	[a,c]	662,153
Whitestone REIT	27,129	[c]	249,587
Xenia Hotels & Resorts, Inc.	65,067	[c]	851,727
			33,723,190
Financial Services - 4.5%
Apollo Commercial Real Estate Finance, Inc.	74,606	[b,c]	694,582
ARMOUR Residential REIT, Inc.	94,354	[b,c]	495,359
Avantax, Inc.	23,215	[a]	611,019
B. Riley Financial, Inc.	8,932	[b]	253,579
Bread Financial Holdings, Inc.	28,508		864,363
Brightsphere Investment Group, Inc.	18,461		435,310
Donnelley Financial Solutions, Inc.	14,245	[a]	582,051
Ellington Financial, Inc.	35,299	[b,c]	431,001
Encore Capital Group, Inc.	13,347	[a]	673,356
Enova International, Inc.	17,817	[a]	791,609
EVERTEC, Inc.	37,169		1,254,454
EZCORP, Inc., Cl. A	29,874	[a]	256,916
Franklin BSP Realty Trust, Inc.	47,251	[c]	563,704
Green Dot Corp., Cl. A	27,482	[a]	472,141
Invesco Mortgage Capital, Inc.	20,528	[c]	227,656
KKR Real Estate Finance Trust, Inc.	32,734	[b,c]	372,840
LendingTree, Inc.	6,003	[a]	160,040
Mr. Cooper Group, Inc.	39,554	[a]	1,620,527
New York Mortgage Trust, Inc.	52,826	[c]	526,147
NMI Holdings, Inc., Cl. A	47,685	[a]	1,064,806
Payoneer Global, Inc.	113,953	[a]	715,625
PennyMac Mortgage Investment Trust	51,103	[b,c]	630,100
Piper Sandler Cos.	7,932		1,099,455

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Financial Services - 4.5% (continued)
PRA Group, Inc.	22,599	[a]	880,457
PROG Holdings, Inc.	28,572	[a]	679,728
Radian Group, Inc.	89,777		1,984,072
Ready Capital Corp.	56,433	[b,c]	573,924
Redwood Trust, Inc.	64,709	[c]	436,139
StoneX Group, Inc.	10,017	[a]	1,037,060
Two Harbors Investment Corp.	55,269	[c]	813,007
Virtus Investment Partners, Inc.	3,892		740,998
Walker & Dunlop, Inc.	17,571		1,338,383
WisdomTree, Inc.	63,288		370,868
World Acceptance Corp.	1,952	[a,b]	162,582
			23,813,858
Food, Beverage & Tobacco - 2.7%
B&G Foods, Inc.	40,973	[b]	636,311
Calavo Growers, Inc.	9,807	[b]	282,147
Cal-Maine Foods, Inc.	21,634		1,317,294
Fresh Del Monte Produce, Inc.	17,506		527,106
Hostess Brands, Inc.	76,990	[a]	1,915,511
J&J Snack Foods Corp.	8,568		1,269,949
John B. Sanfilippo & Son, Inc.	5,108	[a]	495,067
MGP Ingredients, Inc.	8,788		849,975
National Beverage Corp.	13,321	[a]	702,283
Seneca Foods Corp., Cl. A	2,954	[a]	154,406
The Hain Celestial Group, Inc.	51,122	[a]	876,742
The Simply Good Foods Company	48,728	[a]	1,937,913
Tootsie Roll Industries, Inc.	10,356	[b]	465,070
TreeHouse Foods, Inc.	28,819	[a]	1,453,342
Universal Corp.	14,054		743,316
Vector Group Ltd.	75,038		901,206
			14,527,638
Health Care Equipment & Services - 6.8%
AdaptHealth Corp.	43,830	[a,b]	544,807
Addus HomeCare Corp.	9,191	[a]	981,231
Agiliti, Inc.	19,267	[a,b]	307,887
AMN Healthcare Services, Inc.	24,898	[a]	2,065,538
AngioDynamics, Inc.	21,846	[a]	225,888
Apollo Medical Holdings, Inc.	22,462	[a,b]	819,189
Artivion, Inc.	22,863	[a]	299,505
Avanos Medical, Inc.	26,588	[a]	790,727
Cardiovascular Systems, Inc.	23,940	[a]	475,448
Certara, Inc.	60,413	[a]	1,456,557
Community Health Systems, Inc.	72,497	[a]	355,235
Computer Programs & Systems, Inc.	7,936	[a]	239,667
CONMED Corp.	17,425	[b]	1,809,760

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Health Care Equipment & Services - 6.8% (continued)
CorVel Corp.	5,263	[a]	1,001,444
Cross Country Healthcare, Inc.	20,214	[a]	451,176
Cutera, Inc.	10,021	[a,b]	236,696
Embecta Corp.	32,653		918,202
Enhabit, Inc.	27,953	[a]	388,826
Fulgent Genetics, Inc.	11,618	[a,b]	362,714
Glaukos Corp.	27,545	[a]	1,380,004
HealthStream, Inc.	14,105		382,246
Heska Corp.	5,826	[a]	568,734
Inogen, Inc.	13,394	[a]	167,157
Integer Holdings Corp.	19,116	[a]	1,481,490
LeMaitre Vascular, Inc.	11,061		569,310
Merit Medical Systems, Inc.	32,781	[a]	2,424,155
Mesa Laboratories, Inc.	2,877	[b]	502,698
ModivCare, Inc.	7,281	[a]	612,186
NeoGenomics, Inc.	72,116	[a]	1,255,540
NextGen Healthcare, Inc.	30,598	[a,b]	532,711
NuVasive, Inc.	30,156	[a]	1,245,744
OraSure Technologies, Inc.	41,591	[a]	251,626
Orthofix Medical, Inc.	19,890	[a]	333,158
Owens & Minor, Inc.	43,567	[a]	633,900
Pediatrix Medical Group, Inc.	46,817	[a]	698,041
RadNet, Inc.	27,871	[a]	697,611
Select Medical Holdings Corp.	59,482		1,537,610
Simulations Plus, Inc.	9,073		398,668
Tandem Diabetes Care, Inc.	36,947	[a,b]	1,500,418
The Ensign Group, Inc.	31,935		3,051,070
U.S. Physical Therapy, Inc.	7,416		726,101
Varex Imaging Corp.	22,758	[a]	413,968
Veradigm, Inc.	62,344	[a]	813,589
Zynex, Inc.	12,686	[a]	152,232
			36,060,464
Household & Personal Products - 1.8%
Central Garden & Pet Co.	5,599	[a]	229,895
Central Garden & Pet Co., Cl. A	23,443	[a]	915,918
e.l.f. Beauty, Inc.	28,869	[a]	2,377,362
Edgewell Personal Care Co.	29,726		1,260,977
Inter Parfums, Inc.	10,184		1,448,572
Medifast, Inc.	6,242	[b]	647,108
Nu Skin Enterprises, Inc., Cl. A	28,674		1,127,175
USANA Health Sciences, Inc.	6,374	[a]	400,925
WD-40 Co.	7,840		1,395,912
			9,803,844

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Insurance - 2.4%
Ambac Financial Group, Inc.	25,127	[a]	388,966
American Equity Investment Life Holding Co.	40,054	[a]	1,461,570
AMERISAFE, Inc.	10,917		534,387
Assured Guaranty Ltd.	34,519		1,735,270
Employers Holdings, Inc.	15,500		646,195
Genworth Financial, Inc., Cl. A	282,807	[a]	1,419,691
HCI Group, Inc.	3,888	[b]	208,397
Horace Mann Educators Corp.	23,320		780,754
James River Group Holdings Ltd.	21,443		442,798
Mercury General Corp.	15,558		493,811
Palomar Holdings, Inc.	14,400	[a]	794,880
ProAssurance Corp.	30,801		569,202
Safety Insurance Group, Inc.	8,422		627,607
SiriusPoint Ltd.	48,638	[a]	395,427
Stewart Information Services Corp.	15,497		625,304
Trupanion, Inc.	20,080	[a,b]	861,231
United Fire Group, Inc.	12,210		324,176
Universal Insurance Holdings, Inc.	15,957		290,737
			12,600,403
Materials - 5.8%
AdvanSix, Inc.	15,698		600,762
American Vanguard Corp.	15,834		346,448
Arconic Corp.	57,921	[a]	1,519,268
ATI, Inc.	74,405	[a]	2,936,021
Balchem Corp.	18,473	[a]	2,336,465
Carpenter Technology Corp.	27,665		1,238,285
Century Aluminum Co.	29,250	[a]	292,500
Clearwater Paper Corp.	9,488	[a]	317,089
Compass Minerals International, Inc.	19,457		667,181
FutureFuel Corp.	14,870		109,741
H.B. Fuller Co.	30,846		2,111,409
Hawkins, Inc.	10,831		474,181
Haynes International, Inc.	7,350		368,162
Innospec, Inc.	14,145	[a]	1,452,267
Kaiser Aluminum Corp.	9,113		680,103
Koppers Holdings, Inc.	12,006		419,850
Livent Corp.	102,337	[a,b]	2,222,760
Materion Corp.	11,712		1,358,592
Mativ Holdings, Inc.	31,371		673,535
Mercer International, Inc.	23,743		232,088
Minerals Technologies, Inc.	18,805		1,136,198
Myers Industries, Inc.	20,798		445,701
O-I Glass, Inc.	88,776	[a]	2,016,103

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Materials - 5.8% (continued)
Olympic Steel, Inc.	5,491		286,685
Quaker Chemical Corp.	7,779	[b]	1,539,853
Rayonier Advanced Materials, Inc.	37,509	[a]	235,181
Stepan Co.	12,237		1,260,778
SunCoke Energy, Inc.	47,260		424,395
Sylvamo Corp.	18,236		843,597
TimkenSteel Corp.	22,579	[a]	414,099
Tredegar Corp.	13,808		126,067
Trinseo PLC	19,972	[b]	416,416
Warrior Met Coal, Inc.	29,491		1,082,615
			30,584,395
Media & Entertainment - 1.3%
AMC Networks, Inc., Cl. A	16,591	[a]	291,670
Cars.com, Inc.	36,021	[a]	695,205
Cinemark Holdings, Inc.	61,256	[a]	905,976
Gannett Co., Inc.	88,232	[a]	164,994
QuinStreet, Inc.	28,834	[a]	457,596
Scholastic Corp.	16,923		579,105
Shutterstock, Inc.	13,704		994,910
TechTarget, Inc.	15,256	[a]	551,047
The E.W. Scripps Company, Cl. A	34,373	[a]	323,450
The Marcus Corp.	14,038	[b]	224,608
Thryv Holdings, Inc.	17,695	[a]	408,047
Yelp, Inc.	39,784	[a]	1,221,369
			6,817,977
Pharmaceuticals Biotechnology & Life Sciences - 4.0%
Amphastar Pharmaceuticals, Inc.	21,489	[a]	805,837
ANI Pharmaceuticals, Inc.	6,836	[a]	271,526
Anika Therapeutics, Inc.	8,324	[a]	239,065
Arcus Biosciences, Inc.	29,733	[a,b]	542,330
Avid Bioservices, Inc.	35,518	[a,b]	666,318
BioLife Solutions, Inc.	19,428	[a,b]	422,559
Cara Therapeutics, Inc.	26,631	[a]	130,758
Catalyst Pharmaceuticals, Inc.	54,589	[a]	905,086
Coherus Biosciences, Inc.	37,785	[a,b]	258,449
Collegium Pharmaceutical, Inc.	19,576	[a]	469,628
Corcept Therapeutics, Inc.	54,640	[a]	1,183,502
Cytokinetics, Inc.	54,407	[a]	1,914,582
Dynavax Technologies Corp.	67,619	[a]	663,342
Eagle Pharmaceuticals, Inc.	5,987	[a]	169,851
Emergent BioSolutions, Inc.	24,813	[a]	257,063
Enanta Pharmaceuticals, Inc.	11,185	[a]	452,321
Harmony Biosciences Holdings, Inc.	16,905	[a]	551,948
Innoviva, Inc.	35,873	[a]	403,571

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.0% (continued)
Ironwood Pharmaceuticals, Inc.	77,228	[a]	812,439
iTeos Therapeutics, Inc.	14,455	[a]	196,733
Ligand Pharmaceuticals, Inc.	9,157	[a]	673,589
Myriad Genetics, Inc.	46,248	[a]	1,074,341
Nektar Therapeutics	113,744	[a]	79,951
OmniAb, Inc.	3,619	[a,d]	0
OmniAb, Inc.	3,619	[a,d]	0
Pacira Biosciences, Inc.	26,206	[a]	1,069,467
Phibro Animal Health Corp., Cl. A	11,556		177,038
Prestige Consumer Healthcare, Inc.	28,565	[a]	1,789,026
REGENXBIO, Inc.	21,492	[a]	406,414
Supernus Pharmaceuticals, Inc.	31,158	[a]	1,128,854
uniQure NV	23,478	[a]	472,847
Vanda Pharmaceuticals, Inc.	33,096	[a]	224,722
Vericel Corp.	26,933	[a]	789,676
Vir Biotechnology, Inc.	43,267	[a]	1,006,823
Xencor, Inc.	34,155	[a]	952,583
			21,162,239
Real Estate Management & Development - .8%
Anywhere Real Estate, Inc.	61,349	[a]	323,923
Cushman & Wakefield PLC	92,944	[a,b]	979,630
Douglas Elliman, Inc.	40,429		125,734
Kennedy-Wilson Holdings, Inc.	66,950		1,110,700
Marcus & Millichap, Inc.	14,148	[b]	454,292
RE/MAX Holdings, Inc., Cl. A	10,950		205,422
The St. Joe Company	19,295	[b]	802,865
			4,002,566
Semiconductors & Semiconductor Equipment - 4.1%
Alpha & Omega Semiconductor Ltd.	12,962	[a]	349,326
Axcelis Technologies, Inc.	18,809	[a]	2,506,299
CEVA, Inc.	13,223	[a]	402,376
Cohu, Inc.	27,173	[a]	1,043,171
Diodes, Inc.	26,136	[a]	2,424,375
FormFactor, Inc.	43,952	[a]	1,399,871
Ichor Holdings Ltd.	16,507	[a]	540,439
Kulicke & Soffa Industries, Inc.	32,629		1,719,222
MaxLinear, Inc.	41,797	[a]	1,471,672
Onto Innovation, Inc.	28,428	[a]	2,498,253
PDF Solutions, Inc.	16,840	[a]	714,016
Photronics, Inc.	35,194	[a]	583,517
Rambus, Inc.	61,686	[a]	3,162,024
Semtech Corp.	36,902	[a]	890,814
SMART Global Holdings, Inc.	28,595	[a,b]	492,978

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Semiconductors & Semiconductor Equipment - 4.1% (continued)
Ultra Clean Holdings, Inc.	25,972	[a]	861,232
Veeco Instruments, Inc.	29,316	[a]	619,447
			21,679,032
Software & Services - 3.1%
8x8, Inc.	65,745	[a]	274,157
A10 Networks, Inc.	36,602		566,965
Adeia, Inc.	60,030		531,866
Agilysys, Inc.	11,365	[a]	937,726
Alarm.com Holdings, Inc.	28,554	[a]	1,435,695
Cerence, Inc.	22,883	[a]	642,783
Consensus Cloud Solutions, Inc.	9,882	[a]	336,877
Digital Turbine, Inc.	51,573	[a,b]	637,442
DoubleVerify Holdings, Inc.	50,044	[a]	1,508,827
Ebix, Inc.	13,089	[a]	172,644
InterDigital, Inc.	15,357		1,119,525
LivePerson, Inc.	39,173	[a]	172,753
Liveramp Holdings, Inc.	37,008	[a]	811,585
N-Able, Inc.	38,270	[a]	505,164
OneSpan, Inc.	20,208	[a]	353,640
Perficient, Inc.	19,790	[a]	1,428,640
Progress Software Corp.	24,997	[b]	1,436,078
SPS Commerce, Inc.	20,713	[a]	3,154,590
Xperi, Inc.	24,556	[a]	268,397
			16,295,354
Technology Hardware & Equipment - 6.1%
ADTRAN Holdings, Inc.	40,381		640,443
Advanced Energy Industries, Inc.	21,353		2,092,594
Arlo Technologies, Inc.	49,328	[a]	298,928
Avid Technology, Inc.	18,988	[a]	607,236
Badger Meter, Inc.	16,825		2,049,621
Benchmark Electronics, Inc.	20,099		476,145
Clearfield, Inc.	7,185	[a]	334,677
Comtech Telecommunications Corp.	16,274		203,100
Corsair Gaming, Inc.	23,430	[a]	429,941
CTS Corp.	18,161		898,243
Digi International, Inc.	20,381	[a]	686,432
ePlus, Inc.	15,396	[a]	755,020
Extreme Networks, Inc.	74,598	[a]	1,426,314
Fabrinet	21,014	[a]	2,495,623
FARO Technologies, Inc.	10,786	[a]	265,443
Harmonic, Inc.	63,046	[a,b]	919,841
Insight Enterprises, Inc.	17,316	[a,b]	2,475,495
Itron, Inc.	25,813	[a]	1,431,331

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Technology Hardware & Equipment - 6.1% (continued)
Knowles Corp.	52,152	[a,b]	886,584
Methode Electronics, Inc.	20,615		904,586
NETGEAR, Inc.	16,368	[a]	302,972
NETSCOUT Systems, Inc.	39,027	[a]	1,118,124
OSI Systems, Inc.	8,938	[a]	914,894
PC Connection, Inc.	6,406		288,014
Plexus Corp.	15,799	[a]	1,541,508
Rogers Corp.	10,734	[a]	1,754,258
Sanmina Corp.	33,536	[a]	2,045,361
ScanSource, Inc.	14,766	[a]	449,477
TTM Technologies, Inc.	58,321	[a]	786,750
Viasat, Inc.	43,779	[a,b]	1,481,481
Viavi Solutions, Inc.	128,335	[a]	1,389,868
			32,350,304
Telecommunication Services - .9%
ATN International, Inc.	6,171		252,517
Cogent Communications Holdings, Inc.	24,607		1,567,958
Consolidated Communications Holdings, Inc.	44,216	[a]	114,077
Gogo, Inc.	37,945	[a]	550,203
Lumen Technologies, Inc.	527,632	[a]	1,398,225
Shenandoah Telecommunications Co.	28,761	[a]	547,034
Telephone and Data Systems, Inc.	56,998		599,049
			5,029,063
Transportation - 1.9%
Allegiant Travel Co.	8,945	[a]	822,761
ArcBest Corp.	13,834		1,278,538
Forward Air Corp.	15,174		1,635,150
Hawaiian Holdings, Inc.	30,628	[a,b]	280,552
Heartland Express, Inc.	26,533		422,405
Hub Group, Inc., Cl. A	18,640	[a]	1,564,642
Marten Transport Ltd.	32,815		687,474
Matson, Inc.	21,569	[b]	1,287,022
RXO, Inc.	67,228	[a,b]	1,320,358
SkyWest, Inc.	28,719	[a]	636,700
Sun Country Airlines Holdings, Inc.	18,945	[a]	388,373
			10,323,975
Utilities - 2.3%
American States Water Co.	21,065		1,872,468
Avista Corp.	42,495		1,803,913
California Water Service Group	31,262		1,819,448
Chesapeake Utilities Corp.	10,241		1,310,746
Middlesex Water Co.	10,067		786,434
Northwest Natural Holding Co.	20,359		968,274

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.4% (continued)
Utilities - 2.3% (continued)
Otter Tail Corp.		23,756	[b]	1,716,846
SJW Group		15,377		1,170,651
Unitil Corp.		9,169		523,000
				11,971,780
Total Common Stocks (cost $389,917,494)				523,113,504

Exchange-Traded Funds - 1.1%
Registered Investment Companies - 1.1%
iShares Core S&P Small-Cap ETF (cost $6,075,685)		62,718		6,064,831
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,193,465)	4.89	3,193,465	[e]	3,193,465

Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $6,689,667)	4.89	6,689,667	[e]	6,689,667
Total Investments (cost $405,876,311)		101.4%		539,061,467
Liabilities, Less Cash and Receivables		(1.4%)		(7,257,453)
Net Assets		100.0%		531,804,014

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2023, the value of the fund’s securities on loan was $49,493,156 and the value of the collateral was $50,480,389, consisting of cash collateral of $6,689,667 and U.S. Government & Agency securities valued at $43,790,722. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at March 31, 2023. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000	29	6/16/2023	2,590,250	2,629,575	39,325
Gross Unrealized Appreciation				39,325

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

March 31, 2023 (Unaudited)

The following is a summary of the inputs used as of March 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	523,113,504	-	-	523,113,504
Exchange-Traded Funds	6,064,831	-	-	6,064,831
Investment Companies	9,883,132	-	-	9,883,132
Other Financial Instruments:
Futures††	39,325	-	-	39,325

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2023, accumulated net unrealized appreciation on investments was $133,224,481, consisting of $186,897,138 gross unrealized appreciation and $53,672,657 gross unrealized depreciation.

At March 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.